Share-based compensation (Share Option Activity - Options under the Plan) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Aggregate Intrinsic Value
Common stock, closing share price	$ 2.48
2016 Plan [Member]
Aggregate Intrinsic Value
Common stock, closing share price	$ 2.48
Total fair value of options vested	$ 952,941	$ 639,524
2016 Plan [Member] | 2.50 [Member]
Number of Options
Outstanding	557,396
Granted	0
Exercised	1,746
Forfeited	944
Outstanding	554,706	557,396
Exercisable at December 31, 2016	554,706
Weighted Average Exercise Price
Outstanding	$ 2.5
Granted	0
Exercised	2.5
Forfeited	2.5
Outstanding	2.5	$ 2.5
Exercisable at December 31, 2016	$ 2.5
Weighted Remaining Contractual Life (Years)
Granted	0 years
Exercised	0 years
Forfeited	0 years
Outstanding	6 months 29 days	1 year 6 months 29 days
Exercisable at December 31, 2016	6 months 29 days
Aggregate Intrinsic Value
Outstanding	$ 0
Granted	0
Exercised	262
Forfeited	0
Outstanding	$ 0	$ 0